Total
Sirios Focus Fund Series
SIRIOS FOCUS FUND
Investment Objective
The Sirios Focus Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page
16
of the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Sirios Focus Fund Series	Class A		Advisor Class	Institutional Class	Retail Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	none	none	none
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Sirios Focus Fund Series		Class A	Advisor Class	Institutional Class	Retail Class
Management Fees		0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	0.25%	none	none
Other Expenses	[1]	0.93%	0.93%	0.93%	0.93%
Total Annual Fund Operating Expenses	[2]	2.08%	2.08%	1.83%	1.83%
Fees and/or Expense Reimbursement	[2]	(0.23%)	(0.23%)	(0.23%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.85%	1.85%	1.60%	1.60%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Sirios Capital Management, L.P. ("Sirios" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, extraordinary items, brokerage commissions, fees and expenses attributable to a distribution or service plan adopted by the Trust, dividend and interest expense on short sales of securities and “Acquired Fund Fees and Expenses”) do not exceed 1.60% (on an annual basis) of the Fund’s average daily net assets(the "Expense Limitation"). The Expense Limitation will remain in place until February 1, 2022, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A, Advisor Class, Retail Class and Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Sirios Focus Fund Series - USD ($)	1 Year	3 Years
Class A	728	1,145
Advisor Class	188	630
Institutional Class	163	553
Retail Class	163	553

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund’s portfolio turnover rate is only shown once the Fund has completed its first fiscal period of operations.

Summary of Principal Investment Strategies
The Fund will typically invest in a portfolio consisting primarily of equity and equity-related securities of approximately 25 – 60 companies (the actual number of which may be fewer or greater depending upon the availability of investment opportunities).

The Adviser generally seeks to invest in companies of both U.S. and foreign issuers with, in the opinion of the Adviser, significant long-term growth potential. The Fund is not managed to track the geographic or industry composition of any index, and is not expected to correlate with any index. The Adviser uses a fundamental, research-intensive approach to identify investment opportunities. The Adviser intends to focus a significant portion of the Fund's investments in medium to large capitalization growth companies, but may invest in the securities of companies with any capitalization. Generally, small capitalization companies will have an equity market capitalization of up to $1 billion, mid-capitalization companies will typically have an equity market capitalization between of $1 billion and $10 billion, and large capitalization companies will typically have an equity market capitalization of more than $10 billion. The Adviser attempts to identify companies with long-term earnings potential by focusing on earnings growth drivers such as new products, capital spending programs, acquisitions, volume and pricing trends, cost reduction and restructuring programs, and product mix changes. In addition to focusing on long-term earnings growth, the Adviser seeks to invest in companies that are trading at attractive valuations relative to their earnings and/or cash-flow growth. Management incentives, including direct equity ownership, are also a critical variable in the investment selection process. In general, the Adviser selects investments for their long-term growth potential and attractive valuation. However, positions may also be taken in companies that are inherent value opportunities.

The Fund is non-diversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund may also use derivative instruments, such as options (including listed and over-the-counter options), forwards and swaps or combinations of such derivative instruments, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, as part of a hedging strategy or for other purposes related to the management of the Fund. Subject to the requirements of the Investment Company Act of 1940 (“1940 Act”), there is no limit to the amount of the Fund’s assets that may be invested in derivative instruments.

The Fund may invest in fixed income securities and other debt instruments, including, without limitation, corporate bonds, high yield bonds (
commonly known as “junk bonds”
),
distressed bonds, convertible bonds, bank loan participations
, government securities and money market instruments. There are no limitations with respect to the quality, maturity and duration of the fixed income securities and other debt instruments in which the Fund may invest.
The Fund’s investments may include securities of U.S. and foreign issuers, including securities of issuers in emerging market countries and securities denominated in a currency other than the U.S. dollar. The Fund may maintain significant cash or cash equivalent positions.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company's competitive advantage or a degradation in its prospects for vibrant, long-term earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. The Adviser typically invests in securities with the expectation of holding those investments on a long term basis. Notwithstanding the Adviser's long term investment focus, the Adviser may purchase or sell securities for shorter periods under certain circumstances, including but not limited to, changes in the Adviser's assessment of a company's long-term earnings potential, changes in market conditions, increased market volatility or large transactions in the Fund's shares.

Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

●
Management Risk:
The risk that the investment techniques and risk analyses applied by the investment adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

●
Market Risk:
The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The stocks of smaller- and medium-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.

●
Growth Investing Risk:
Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

●
Foreign Securities Risk:
The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

● Emerging Market Risk:
The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States.

●
Non-Diversification Risk:
Because the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

●
Portfolio Turnover Risk:
The Fund may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs.

●
Sector Risk:
Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of sectors.

●
Small and Mid-Cap Securities Risk:
Investments in small and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

●
No History of Operations:
The Fund is a newly formed mutual fund and has no history of operations.

●
Forward Contracts Risk:
Forward contracts, including non-deliverable forwards ("NDFs"), are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Forward currency transactions, including NDFs, include the risks associated with fluctuations in currency.

●
Cash and Cash Equivalents Risk
. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

●
Currency Risk:
The Fund may invest a portion of its assets in instruments denominated in currencies other than the U.S. dollar, the prices of which are determined with reference to currencies other than the U.S. dollar. The Fund, however, generally values its securities and other assets in U.S. dollars. To the extent unhedged, the value of the Fund’s assets will fluctuate with currency exchange rates as well as with the price changes of the Fund’s investments. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes its investments will reduce the effect of increases and magnify the effect of decreases in the prices of the Fund’s securities in their local markets. The Fund may utilize financial instruments such as currency options and forward contracts to hedge currency fluctuations, but there can be no assurance that such hedging transactions (if implemented) will be effective.

●
Derivative Instruments Risk:
The Fund may enter into options, futures, forwards, swaps and other derivative instrument contracts. Derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of nonperformance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk. The prices of derivative instruments can be highly volatile. Depending on the nature of the derivative, price movements may be influenced by interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies.

● Leverage Risk:
Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so.

●
Equity-Related Securities Risk:
The Fund may invest in equity-related securities (such as convertible bonds, convertible preferred stock, warrants, options and rights). The price of a convertible security normally will vary in some proportion to changes in the price of the underlying common stock because of either a conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Additionally, a convertible security normally also will provide income and therefore is subject to interest rate risk.

●
Fixed-Income Securities Risk:
The Fund may invest in debt or other fixed-income securities of U.S. and non-U.S. issuers. The value of fixed-income securities will change in response to fluctuations in interest rates and changes in market perception of the issuer’s creditworthiness or other factors.

● High-Yield Securities Risk:

The Fund may invest in high-yield debt securities (commonly known as “junk bonds”), which may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Performance Information
The Fund’s performance is only shown in the Fund summary when the Fund has had at least a full calendar year of operations.